ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 20.6%
	BELGIUM — 0.1%
16,284	KBC Group N.V.	$1,136,637

	BERMUDA — 0.3%
39,461	Arch Capital Group Ltd.*	2,953,656
4,805	Everest Re Group Ltd.	1,642,637
		4,596,293
	BRAZIL — 0.1%
73,493	Telefonica Brasil S.A. - ADR[1]	670,991

	CANADA — 0.1%
4,984	Agnico Eagle Mines Ltd.	249,101
11,272	Franco-Nevada Corp.	1,607,387
		1,856,488
	CAYMAN ISLANDS — 0.4%
115,095	Alibaba Group Holding Ltd.*	1,198,120
66,200	ANTA Sports Products Ltd.	680,266
273,500	CK Hutchison Holdings Ltd.	1,669,265
74,623	ENN Energy Holdings Ltd.	933,391
199,000	Kingboard Holdings Ltd.	544,298
32,500	Tencent Holdings Ltd.	1,378,038
		6,403,378
	CHINA — 0.2%
177,000	Anhui Conch Cement Co., Ltd. - Class H	470,924
447,500	China Shenhua Energy Co., Ltd.	1,371,417
1,327,000	Industrial & Commercial Bank of China Ltd. - Class H	709,164
141,000	Ping An Insurance Group Co. of China Ltd. - Class H1	900,555
		3,452,060
	CURACAO — 0.1%
25,399	Schlumberger Ltd.	1,247,599

	DENMARK — 0.2%
5,247	DSV A/S	1,102,088
1,253	Genmab A/S*	474,834
11,799	Novo Nordisk A/S - ADR	1,909,432
		3,486,354
	FRANCE — 0.8%
22,571	Edenred	1,511,904
542	L'Oreal S.A.	252,830
1,911	LVMH Moet Hennessy Louis Vuitton S.E.	1,801,905
255	Pernod Ricard S.A.	56,349

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
12,941	Publicis Groupe S.A.	$1,038,596
32,133	Safran S.A.	5,035,554
7,041	Thales S.A.	1,054,945
10,740	Vinci S.A.	1,247,939
		12,000,022
	GERMANY — 0.5%
7,790	Knorr-Bremse A.G.	595,496
1,191	Muenchener Rueckversicherungs-Gesellschaft A.G.	447,116
4,403	Rheinmetall A.G.	1,206,212
25,293	SAP S.E.	3,455,211
7,508	Siemens A.G.	1,251,590
		6,955,625
	GUERNSEY — 0.1%
16,079	Amdocs Ltd.	1,589,409

	HONG KONG — 0.1%
124,000	Beijing Enterprises Holdings Ltd.	449,882
140,000	China Merchants Port Holdings Co., Ltd.	198,055
21,000	Power Assets Holdings Ltd.	110,239
57,000	Sun Hung Kai Properties Ltd.	720,173
137,800	Swire Properties Ltd.	339,520
		1,817,869
	INDIA — 0.1%
7,455	Dr Reddy's Laboratories Ltd. - ADR	470,485
80,108	Infosys Ltd. - ADR[1]	1,287,336
		1,757,821
	IRELAND — 0.5%
15,198	Accenture PLC - Class A	4,689,799
7,720	Flutter Entertainment PLC*	1,551,621
10,376	Johnson Controls International PLC	707,021
		6,948,441
	ISRAEL — 0.1%
2,131	Elbit Systems Ltd.[1]	445,294
7,443	Nice Ltd. - ADR* [1]	1,536,979
		1,982,273
	JAPAN — 0.5%
4,200	Bandai Namco Holdings, Inc.	97,261
8,371	FUJIFILM Holdings Corp.	498,771
6,200	Honda Motor Co., Ltd.	187,822

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
10,000	Itochu Corp.	$397,215
2,800	Itochu Techno-Solutions Corp.	70,952
12,800	Japan Tobacco, Inc.	280,397
29,387	KDDI Corp.	907,562
27,100	MEIJI Holdings Co., Ltd.	605,166
118,800	Nippon Steel Corp.	2,486,398
347,500	Nippon Telegraph & Telephone Corp.	411,199
25,060	Nippon Telegraph & Telephone Corp. - ADR	739,521
5,800	Nissin Foods Holdings Co., Ltd.	479,573
170	Shin-Etsu Chemical Co., Ltd.	5,681
30	Toyota Motor Corp.	482
14,500	Trend Micro, Inc.	701,894
		7,869,894
	NETHERLANDS — 0.5%
14,392	AerCap Holdings N.V.*	914,180
10,641	Airbus S.E.	1,538,494
34,843	Koninklijke Ahold Delhaize N.V.	1,187,903
5,473	NXP Semiconductors N.V.	1,120,214
95,495	Stellantis N.V.[1]	1,674,982
		6,435,773
	NEW ZEALAND — 0.0%[2]
101,544	Spark New Zealand Ltd.	317,762

	SINGAPORE — 0.1%
12,622	DBS Group Holdings Ltd.	294,759
17,000	United Overseas Bank Ltd.	352,771
		647,530
	SOUTH KOREA — 0.0%[2]
894	POSCO Holdings, Inc. - ADR	66,111
1	Woori Financial Group, Inc. - ADR	27
		66,138
	SPAIN — 0.1%
12,172	Amadeus IT Group S.A.*	926,903

	SWEDEN — 0.1%
57,431	Volvo A.B. - B Shares	1,188,536

	SWITZERLAND — 0.3%
88	Alcon, Inc.	7,226
6,065	Garmin Ltd.	632,519
12,022	Nestle S.A.	1,446,146

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
7,149	Roche Holding A.G.	$2,183,805
227	Zurich Insurance Group A.G.	107,981
		4,377,677
	TAIWAN — 0.7%
21,579	Chunghwa Telecom Co., Ltd. - ADR	804,681
319,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,892,993
26,196	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,643,700
66,650	United Microelectronics Corp. - ADR1	525,869
		9,867,243
	UNITED KINGDOM — 0.8%
11,820	AstraZeneca PLC	1,694,448
1	AstraZeneca PLC - ADR	72
123,283	Compass Group PLC	3,452,312
11,332	Diageo PLC	487,174
15,211	London Stock Exchange Group PLC	1,618,958
14,174	Reckitt Benckiser Group PLC	1,065,188
93,868	Standard Chartered PLC	816,660
47,838	Unilever PLC	2,491,128
		11,625,940
	UNITED STATES — 13.8%
23,986	Abbott Laboratories	2,614,954
5,581	Adobe, Inc.*	2,729,053
7,272	Adtalem Global Education, Inc.*	249,720
12,168	Aflac, Inc.	849,326
11,093	Airbnb, Inc. - Class A*	1,421,679
43,926	Alphabet, Inc. - Class A*	5,257,942
30,966	Alphabet, Inc. - Class C*	3,745,957
62,117	Amazon.com, Inc.*	8,097,572
14,759	American Express Co.	2,571,018
8,571	Analog Devices, Inc.	1,669,717
55,045	Apple, Inc.	10,677,079
17,887	Ares Management Corp. - Class A	1,723,412
5,908	Arthur J. Gallagher & Co.	1,297,220
417	Atmos Energy Corp.[1]	48,514
17,296	Axis Bank Ltd.	1,032,596
711	Becton, Dickinson and Co.	187,711
1,736	Bio-Rad Laboratories, Inc. - Class A*	658,152
13,173	Builders FirstSource, Inc.*	1,791,528
2,871	Chemed Corp.[1]	1,555,135
5,174	Church & Dwight Co., Inc.	518,590
4,519	Cigna Corp.	1,268,031

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
25,505	Cisco Systems, Inc.	$1,319,629
5,859	CNX Resources Corp.* [1]	103,821
49,388	Coca-Cola Co.	2,974,145
6,135	Constellation Brands, Inc. - Class A	1,510,008
3,127	Constellation Energy Corp.[1]	286,277
2,941	Corteva, Inc.	168,519
3,112	Costco Wholesale Corp.	1,675,439
18,802	Dolby Laboratories, Inc. - Class A	1,573,351
883	DT Midstream, Inc.[1]	43,770
11,258	Elevance Health, Inc.	5,001,817
15,841	Eli Lilly & Co.	7,429,112
816	Enovis Corp.*	52,322
5,349	ExlService Holdings, Inc.*	808,020
4,786	Expeditors International of Washington, Inc.	579,728
5,265	FleetCor Technologies, Inc.* [1]	1,321,936
15,371	Gaming and Leisure Properties, Inc. - REIT	744,879
5,163	Gartner, Inc.*	1,808,651
5,358	General Electric Co.	588,576
16,858	Hologic, Inc.*	1,364,992
146	Home Depot, Inc.	45,353
1,391	Humana, Inc.	621,958
7,533	Intuitive Surgical, Inc.*	2,575,834
18,387	Jabil, Inc.[1]	1,984,509
1,172	JM Smucker Co.	173,069
35,149	Johnson & Johnson	5,817,862
7,582	KLA Corp.	3,677,422
6,285	Lam Research Corp.	4,040,375
3,442	Lancaster Colony Corp.[1]	692,152
13,495	Lennar Corp. - Class A	1,691,058
6,285	Marriott International, Inc. - Class A	1,154,492
3,995	Mastercard, Inc. - Class A	1,571,234
842	McCormick & Co., Inc.	73,448
6,161	McDonald's Corp.	1,838,504
4,449	McKesson Corp.	1,901,102
48,331	Merck & Co., Inc.	5,576,914
27,164	Meta Platforms, Inc. - Class A*	7,795,525
46,865	Microsoft Corp.	15,959,407
750	Monster Beverage Corp.*	43,080
2,858	Motorola Solutions, Inc.	838,194
2,643	MSCI, Inc.	1,240,333

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
506	NIKE, Inc. - Class B	$55,847
3,912	NVIDIA Corp.	1,654,854
38	NVR, Inc.*	241,324
13,588	Omnicom Group, Inc.	1,292,898
11,585	ON Semiconductor Corp.*	1,095,709
36,213	Oracle Corp.	4,312,606
27,060	Otis Worldwide Corp.	2,408,611
1,807	PDC Energy, Inc.	128,550
13,232	Philip Morris International, Inc.	1,291,708
6,463	Procter & Gamble Co.	980,696
13,596	Quest Diagnostics, Inc.[1]	1,911,054
10,706	Republic Services, Inc.	1,639,838
2,143	ResMed, Inc.	468,246
3,545	Royal Gold, Inc.[1]	406,895
20,649	Salesforce, Inc.*	4,362,308
2,282	ServiceNow, Inc.*	1,282,416
5,344	Stryker Corp.	1,630,401
4,513	Synopsys, Inc.*	1,965,005
17,842	Texas Instruments, Inc.	3,211,917
39,859	TJX Cos., Inc.	3,379,645
3,632	T-Mobile US, Inc.*	504,485
1	Tootsie Roll Industries, Inc.	35
15,156	TransUnion[1]	1,187,169
59,873	U.S. Bancorp	1,978,204
40,807	Uber Technologies, Inc.*	1,761,638
1,021	Ulta Beauty, Inc.*	480,478
3,606	United Therapeutics Corp.*	796,025
15,002	UnitedHealth Group, Inc.	7,210,561
4,158	Vertex Pharmaceuticals, Inc.*	1,463,242
34,229	VICI Properties, Inc. - REIT	1,075,817
24,213	Visa, Inc. - Class A1	5,750,103
12,175	Walmart, Inc.	1,913,666
58,792	Wells Fargo & Co.	2,509,243
34,736	Werner Enterprises, Inc.	1,534,636
		200,517,553
	TOTAL COMMON STOCKS
	(Cost $212,570,330)	299,742,209

	EXCHANGE-TRADED FUNDS — 18.1%
1,530,075	iShares MSCI Global Min Vol Factor ETF[1]	150,031,504

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
4,250,087	Schwab Fundamental Emerging Markets Large Co. Index ETF[1]	$113,774,829
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $236,857,815)	263,806,333

	FOREIGN COLLECTIVE INVESTMENT FUND — 5.8%
4,069,193	GMO Equity Dislocation Investment Fund - Class A* 3 4	84,557,829
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUND
	(Cost $84,949,389)	84,557,829

	OPEN-END MUTUAL FUNDS — 36.4%
2,996,275	AQR Large Cap Defensive Style Fund - Class R6	78,382,548
3,735,703	Baillie Gifford Emerging Markets Equities Fund - Class K	70,716,861
13,582,431	GMO Quality Fund - Class VI5 6	380,308,069
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $436,293,705)	529,407,478

	PREFERRED STOCK — 0.0%[2]
	GERMANY — 0.0%[2]
5,934	Porsche Automobil Holding S.E.	357,639
	TOTAL PREFERRED STOCK
	(Cost $326,146)	357,639

	PRIVATE FUNDS[7] — 13.8%
	Bridgewater All Weather China, Ltd.4 8	57,884,289
	RIEF Strategic Partners Fund LLC[9]	142,780,993
	TOTAL PRIVATE FUNDS
	(Cost $186,362,244)	200,665,282

	SHORT-TERM INVESTMENTS — 6.4%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 1.1%
	Collateral Investments	15,819,118

	MONEY MARKET FUNDS — 5.3%
76,457,561	JPMorgan Prime Money Market Fund - Institutional Shares, 5.13%[10]	76,472,852
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $92,283,757)	92,291,970

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS — 101.1%
	(Cost $1,249,643,386)	1,470,828,740

	Liabilities in excess of other assets — (1.1)%	(15,670,466)
	TOTAL NET ASSETS — 100.0%	$1,455,158,274

*	Non-income producing security.
[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $29,237,009.
[2]	Rounds to less than 0.05%.
[3]	Domiciled in Ireland.
[4]	Affiliated investments for which ownership exceeds 5% of the investment's capital.
[5]	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.
[6]	The Fund primarily invests in global equities.
[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[8]	The investment was acquired on 3/1/2021. The cost is $64,000,000.
[9]	The investment was acquired on 7/2/2018. The cost is $122,362,244.
[10]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LLC – Limited Liability Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 73.8%
	ALABAMA — 1.9%
$1,715,000	Alabama Special Care Facilities Financing Authority-Birmingham, 5.00%, 11/15/2046, Call 05/15/2026	$1,743,716
	Black Belt Energy Gas District
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	1,977,277
1,000,000	4.00%, 10/1/2052, Call 09/1/2026[1]	991,300
1,950,000	5.25%, 02/1/2053, Call 03/1/2029[1]	2,042,293
500,000	4.66% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[2]	488,740
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	510,460
	Health Care Authority for Baptist Health
1,000,000	5.00%, 11/15/2036, Call 11/15/2032	1,083,498
875,000	5.00%, 11/15/2037, Call 11/15/2032	938,387
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[3]	1,105,432
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,547,476
1,200,000	Selma Industrial Development Board, 1.38%, 05/1/2034[1]	1,143,919
1,710,000	Southeast Alabama Gas Supply District, 4.31% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[2]	1,710,142
1,500,000	Southeast Energy Authority A Cooperative District, 5.25%, 01/1/2054, Call 04/1/2029[1]	1,569,169
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,083,680
		19,935,489
	ARIZONA — 0.9%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 07/31/2023	500,070
	Arizona Industrial Development Authority
805,000	4.00%, 03/1/2027[4]	775,243
600,000	4.00%, 07/1/2041, Call 07/1/2026	535,650
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	485,043
213,315	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 [5]	164,253
1,000,000	City of Phoenix Civic Improvement Corp., 4.00%, 07/1/2040, Call 07/1/2027	986,970
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	669,814
645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	669,558
500,000	Industrial Development Authority of the County of Pima, 6.75%, 03/1/2034, Call 03/1/2024	501,144

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 08/10/2023[4]	$317,696
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	958,397
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	115,492
500,000	Maricopa County Pollution Control Corp., 2.40%, 06/1/2035, Call 12/1/2031	394,901
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,118,510
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	804,916
		9,997,657
	ARKANSAS — 0.3%
	Arkansas Development Finance Authority
1,800,000	4.50%, 09/1/2049, Call 09/1/20263 4	1,632,792
500,000	5.45%, 09/1/2052, Call 09/1/20253 4	500,841
500,000	State of Arkansas, 3.00%, 10/1/2024, Call 07/26/2023	499,331
		2,632,964
	CALIFORNIA — 6.4%
1,000,000	Bay Area Toll Authority, 5.26% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[2]	1,006,083
1,325,000	Calexico Unified School District, BAM, 3.00%, 08/1/2052, Call 08/1/2031	1,007,188
	California Community Choice Financing Authority
500,000	4.00%, 05/1/2053, Call 05/1/2028[1]	500,217
1,000,000	5.00%, 07/1/2053, Call 05/1/2029[1]	1,051,210
1,000,000	5.33% (SOFR Rate+ 195 basis points), 12/1/2053, Call 05/1/2029[2]	1,020,250
1,000,000	5.25%, 01/1/2054, Call 10/1/2030[1]	1,046,728
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	87,911
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	159,613
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,109,445
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 08/10/2023	865,778
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,034,586
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	48,113
850,000	5.00%, 06/1/2046, Call 06/1/2026	846,626
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[3]	949,900
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 01/1/20243 4	1,000,856
	California School Finance Authority
50,000	5.00%, 08/1/2036, Call 08/1/2025[4]	51,964
650,000	5.00%, 08/1/2036, Call 08/1/2025[4]	657,009

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	$965,196
100,000	5.00%, 08/1/2041, Call 08/1/2025[4]	103,927
900,000	5.00%, 08/1/2041, Call 08/1/2025[4]	903,405
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	354,846
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,016,291
	California Statewide Communities Development Authority
850,000	5.25%, 10/1/2043, Call 10/1/2024	874,741
1,500,000	5.25%, 12/1/2044, Call 12/1/2024	1,487,186
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	999,928
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027[3]	640,000
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	202,157
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	505,701
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,008,375
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[3]	1,599,218
1,000,000	5.50%, 05/15/2035, Call 11/15/2031[3]	1,149,826
2,000,000	5.00%, 05/15/2048, Call 05/15/2029[3]	2,072,047
1,895,000	Coachella Valley Water District, 5.00%, 08/1/2051, Call 08/1/2031	2,037,960
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	637,092
1,250,000	Foothill-Eastern Transportation Corridor Agency, 4.00%, 01/15/2043, Call 01/15/2031	1,238,233
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,304,865
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,005,744
500,000	Golden State Tobacco Securitization Corp., 5.00%, 06/1/2051, Call 12/1/2031	521,215
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	998,013
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,012,104
1,250,000	Lodi Unified School District, 3.00%, 08/1/2046, Call 08/1/2030	989,118
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	367,276
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,589,003
850,000	Peralta Community College District, AGM, 4.00%, 08/1/2039, Call 08/1/2025	850,691
1,330,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	1,416,305
1,000,000	Pittsburg Public Financing Authority, AGM, 4.13%, 08/1/2047, Call 08/1/2032	983,409
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,003,770
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	712,901
750,000	Sacramento Area Flood Control Agency, 5.00%, 10/1/2041, Call 10/1/2026	786,374
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,691,900

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$950,000	Sacramento City Unified School District, BAM, 5.50%, 08/1/2047, Call 08/1/2030	$1,055,901
1,660,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,693,671
1,000,000	San Francisco City & County Airport Commission-San Francisco International Airport, 5.00%, 05/1/2039, Call 05/1/2029[3]	1,048,978
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,167,881
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	314,627
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	982,266
	Santa Ana Financing Authority, NATL-RE
215,000	6.25%, 07/1/2024	218,230
215,000	6.25%, 07/1/2024	218,279
500,000	Santa Monica-Malibu Unified School District, 3.00%, 08/1/2044, Call 08/1/2029	412,467
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,005,808
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	596,684
1,390,000	5.00%, 11/1/2033	1,496,600
1,000,000	5.00%, 07/1/2048, Call 07/1/2033	1,112,403
	State of California
1,155,000	5.00%, 12/1/2028	1,295,393
855,000	5.00%, 04/1/2042, Call 04/1/2032	964,013
500,000	5.00%, 09/1/2042, Call 09/1/2032	566,362
1,000,000	5.00%, 09/1/2052, Call 09/1/2032	1,107,816
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/20274	107,736
1,100,000	University of California, 5.50%, 05/15/2040, Call 05/15/2033	1,308,644
		68,146,053
	COLORADO — 4.1%
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	433,628
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	600,719
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,032,513
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	630,704
500,000	5.00%, 12/1/2043, Call 12/1/2023	502,913
	City & County of Denver Airport System Revenue
1,000,000	5.50%, 11/15/2038, Call 11/15/2032[3]	1,123,073

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,000,000	5.75%, 11/15/2041, Call 11/15/2032[3]	$1,137,638
2,000,000	City & County of Denver Co. Airport System Revenue, 5.00%, 12/1/2048, Call 12/1/2028[3]	2,061,248
2,000,000	City of Colorado Springs Utilities System Revenue, 5.00%, 11/15/2044, Call 11/15/2024	2,028,510
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025[4]	512,649
500,000	4.75%, 04/1/2030, Call 08/10/2023	500,358
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,036,148
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	441,191
500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	414,514
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	101,585
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,072,578
500,000	4.00%, 10/1/2039, Call 10/1/2024	479,957
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	517,602
500,000	5.00%, 06/1/2036, Call 06/1/2027	539,784
1,000,000	4.00%, 08/1/2039, Call 08/1/2029	968,101
500,000	8.00%, 08/1/2043, Call 02/1/2024	503,828
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,011,458
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,831,131
500,000	5.25%, 11/1/2052, Call 11/1/2032	521,828
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	466,525
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	511,023
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,471,765
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	505,396
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	374,055
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,177,672
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 08/10/2023	1,010,330
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	752,594
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,877,187
770,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	789,665
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	963,366
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	439,942
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,156,137
1,500,000	State of Colorado, 6.00%, 12/15/2040, Call 12/15/2032	1,794,365
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	130,738

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	$953,656
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	569,735
1,000,000	Weld County School District No. RE-4, SAW, 5.25%, 12/1/2047, Call 12/1/2032	1,123,497
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,061,763
		43,133,069
	CONNECTICUT — 0.8%
1,685,000	City of Bridgeport, 5.00%, 06/1/2029	1,870,266
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 08/10/2023[3]	499,914
	Connecticut State Health & Educational Facilities Authority
375,000	5.00%, 06/1/2033, Call 06/1/2030	417,395
1,500,000	4.00%, 07/1/2042, Call 07/1/2032	1,376,597
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,000,760
1,500,000	State of Connecticut Special Tax Revenue, 4.00%, 11/1/2039, Call 11/1/2031	1,523,310
1,250,000	State of Connecticut Special Tax Revenue, AGM, 4.00%, 05/1/2038, Call 05/1/2031	1,287,310
		7,975,552
	DELAWARE — 0.3%
	Delaware River & Bay Authority
300,000	5.00%, 01/1/2035, Call 01/1/2032	348,416
375,000	5.00%, 01/1/2036, Call 01/1/2032	433,778
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	1,025,630
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,522,070
		3,329,894
	DISTRICT OF COLUMBIA — 1.2%
	District of Columbia
1,500,000	5.00%, 06/1/2041, Call 06/1/2026	1,551,004
1,465,000	5.00%, 10/15/2044, Call 04/15/2029	1,576,047
	Metropolitan Washington Airports Authority
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[3]	1,519,970
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[3]	1,877,497
655,000	5.00%, 10/1/2044, Call 10/1/2024[3]	657,315
500,000	Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/1/2046, Call 10/1/2031[3]	525,485
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	763,178
615,000	6.50%, 10/1/2041, Call 10/1/2026	683,570
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	1,989,707

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
	Washington Convention & Sports Authority
$500,000	4.00%, 10/1/2035, Call 10/1/2030	$514,661
875,000	4.00%, 10/1/2036, Call 10/1/2030	891,845
		12,550,279
	FLORIDA — 5.8%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,335,530
760,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 08/10/2023	760,028
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	94,074
	Capital Trust Agency, Inc.
400,000	4.38%, 06/15/2027[4]	391,559
580,000	5.35%, 07/1/2029, Call 08/10/2023	580,756
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	90,748
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	494,290
300,000	City of Jacksonville, 4.10%, 08/1/2036, Call 08/1/2023[1]	300,000
2,435,000	City of Lakeland, 5.00%, 11/15/2045, Call 11/15/2024	2,444,009
500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	567,150
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	479,786
1,000,000	City of Tampa, 5.00%, 11/15/2046, Call 05/15/2026	1,010,846
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	500,436
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[3]	1,017,953
1,000,000	County of Broward Tourist Development Tax Revenue, 4.00%, 09/1/2047, Call 09/1/2031	955,601
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,412,593
500,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2049, Call 10/1/2029[3]	514,076
650,000	County of Miami-Dade, 4.00%, 07/1/2042, Call 07/1/2028	651,041
	County of Miami-Dade Transit System
500,000	5.00%, 07/1/2045, Call 07/1/2032	544,461
2,000,000	4.00%, 07/1/2048, Call 07/1/2028	1,946,998
1,500,000	4.00%, 07/1/2049, Call 07/1/2030	1,446,071
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[4]	174,232
375,000	County of Pasco, AGM, 5.50%, 09/1/2043, Call 03/1/2033	421,577
1,000,000	County of Polk Utility System Revenue, 4.00%, 10/1/2043, Call 10/1/2030	980,853
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	754,120
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	826,830
1,710,000	6.50%, 01/1/2049, Call 08/10/20231 3 4	1,641,946

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$3,000,000	7.38%, 01/1/2049, Call 01/1/20243 4	$2,980,157
2,000,000	7.25%, 07/1/2057, Call 08/10/20231 3 4	2,034,329
1,000,000	7.50%, 07/1/2057, Call 08/10/20231 3 4	984,259
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	485,960
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 08/10/2023	1,001,553
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	500,307
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 08/10/2023[3]	999,967
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[3]	1,693,782
2,000,000	4.00%, 10/1/2052, Call 10/1/2031[3]	1,873,313
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,050,307
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[3]	2,076,295
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,118,819
	Lake Ashton Community Development District
45,000	5.00%, 05/1/2025	45,434
380,000	5.00%, 05/1/2037, Call 05/1/2025	380,983
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,691,445
1,000,000	Lakewood Ranch Stewardship District Utility Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2033	1,079,809
	Lee County Industrial Development Authority
500,000	5.00%, 11/15/2039, Call 11/15/2026	497,758
100,000	5.75%, 06/15/2042, Call 08/10/2023[4]	95,960
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	1,933,621
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	946,728
870,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	880,229
385,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 08/10/2023	385,013
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 11/15/2024	1,005,999
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	639,452
330,000	5.25%, 09/15/2044, Call 09/15/2024	333,372
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	105,557
1,000,000	North Sumter County Utility Dependent District, AGM, 5.00%, 10/1/2052, Call 10/1/2031	1,051,879
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	707,780
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,548,917

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	$100,199
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,056,106
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	135,974
485,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 08/10/2023	485,073
1,000,000	Wildwood Utility Dependent District, AGM, 5.50%, 10/1/2053, Call 04/1/2033	1,108,031
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	844,800
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,073,242
875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	742,365
		61,012,338
	GEORGIA — 1.8%
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,082,807
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	986,441
2,000,000	Brookhaven Urban Redevelopment Agency, 4.00%, 07/1/2044, Call 07/1/2033	2,007,048
	Burke County Development Authority
500,000	2.20%, 10/1/2032, Call 11/19/2026	402,471
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	902,795
500,000	Fulton County Development Authority, 5.00%, 04/1/2037, Call 04/1/2027	519,593
500,000	George L Smith II Congress Center Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	421,852
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,113,518
750,000	Georgia Ports Authority, 5.00%, 07/1/2047, Call 07/1/2032	826,753
1,000,000	Georgia State Road & Tollway Authority, 5.00%, 06/1/2032, Call 06/1/2030	1,140,754
325,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	323,498
	Main Street Natural Gas, Inc.
1,100,000	4.00%, 12/1/2026	1,095,907
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,508,395
1,500,000	4.00%, 08/1/2052, Call 05/1/20271 4	1,450,384
1,000,000	5.00%, 06/1/2053, Call 03/1/2030[1]	1,035,963
200,000	Municipal Electric Authority of Georgia, 5.00%, 01/1/2056, Call 01/1/2030	204,106
1,335,000	Municipal Electric Authority of Georgia, AGM, 5.00%, 07/1/2055, Call 01/1/2033	1,402,934
	Private Colleges & Universities Authority
1,325,000	5.00%, 04/1/2044, Call 04/1/2024	1,343,282

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$1,000,000	5.25%, 10/1/2051, Call 10/1/2032	$1,059,127
500,000	State of Georgia, 5.00%, 07/1/2025	519,746
		19,347,374
	GUAM — 0.1%
1,000,000	Guam Government Waterworks Authority, 5.00%, 07/1/2035, Call 07/1/2024	1,008,346
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	221,798
		1,230,144
	HAWAII — 0.1%
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[3]	1,028,541

	IDAHO — 0.2%
300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 07/1/2024[4]	302,111
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	388,486
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	431,082
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	585,638
		1,707,317
	ILLINOIS — 9.8%
	Chicago Board of Education
100,000	5.75%, 04/1/2034, Call 04/1/2027	107,078
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,073,525
1,000,000	5.00%, 12/1/2036, Call 12/1/2030	1,031,935
180,000	5.00%, 04/1/2037, Call 04/1/2027	184,372
500,000	5.00%, 04/1/2038, Call 04/1/2028	513,201
500,000	5.25%, 12/1/2039, Call 12/1/2024	501,248
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	1,012,297
575,000	5.00%, 12/1/2042, Call 08/10/2023	568,639
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,048,441
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,153,411
1,000,000	5.00%, 12/1/2046, Call 12/1/2023	981,018
1,900,000	Chicago Board of Education Dedicated Capital Improvement Tax, 5.75%, 04/1/2048, Call 04/1/2033	2,077,623
	Chicago O'Hare International Airport
500,000	5.00%, 01/1/2031, Call 01/1/2025[3]	507,993
1,000,000	3.88%, 01/1/2032, Call 08/10/2023	1,000,345
500,000	5.00%, 07/1/2033, Call 07/1/2028[3]	520,903
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,526,438
1,000,000	Chicago O'Hare International Airport, AGM, 5.50%, 01/1/2053, Call 01/1/2031[3]	1,082,124
680,000	Chicago Park District, 5.00%, 11/15/2024	693,680

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	$2,562,033
1,500,000	Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/1/2055, Call 12/1/2029	1,543,801
1,885,000	Chicago Transit Authority Sales Tax Receipts Fund, BAM, 5.00%, 12/1/2046, Call 12/1/2031	2,025,467
	City of Chicago
1,000,000	5.00%, 01/1/2027	1,047,350
1,000,000	5.50%, 01/1/2033, Call 01/1/2025	1,019,292
1,835,000	5.00%, 01/1/2034, Call 01/1/2031	1,986,042
1,250,000	4.00%, 01/1/2036, Call 01/1/2031	1,218,769
880,000	6.00%, 01/1/2038, Call 01/1/2027	936,773
500,000	5.50%, 01/1/2040, Call 01/1/2025	507,963
	City of Chicago Wastewater Transmission Revenue
665,000	5.00%, 01/1/2034, Call 01/1/2025	676,352
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	3,009,643
	City of Chicago Waterworks Revenue
1,000,000	5.00%, 11/1/2031, Call 11/1/2024	1,018,808
1,000,000	5.00%, 11/1/2044, Call 11/1/2024	1,008,243
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,026,599
1,270,000	County of Cook, 5.00%, 11/15/2032, Call 11/15/2030	1,423,652
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,283,017
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,073,311
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,018,505
570,000	3.90%, 11/1/2036, Call 11/1/2027	571,806
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	715,351
425,000	5.00%, 08/1/2027	438,147
500,000	5.00%, 08/1/2028, Call 08/1/2027	516,024
670,000	5.00%, 03/1/2033, Call 03/1/2027	697,397
315,000	5.00%, 02/15/2034, Call 02/15/2027	332,579
500,000	5.00%, 03/1/2034, Call 03/1/2027	519,801
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,045,037
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,322,668
225,000	5.00%, 02/15/2037, Call 08/15/2027	224,017
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,710,626
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	1,002,292
550,000	5.00%, 09/1/2042, Call 09/1/2024	561,474
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	858,232

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,590,000	5.00%, 06/1/2044, Call 12/1/2032	$1,694,694
2,000,000	5.00%, 02/15/2045, Call 02/15/2026	2,035,538
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,945,626
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	1,980,516
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	982,794
1,250,000	4.00%, 08/15/2048, Call 08/15/2031	1,139,440
1,000,000	Illinois Municipal Electric Agency, 4.00%, 02/1/2034, Call 08/1/2025	1,005,069
1,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 06/15/2024	1,013,017
	Illinois State Toll Highway Authority
500,000	5.00%, 01/1/2037, Call 01/1/2024	502,752
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,110,772
750,000	4.00%, 01/1/2046, Call 01/1/2032	721,120
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,615,003
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,083,027
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	993,428
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2042, Call 12/15/2031	474,624
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,379,012
530,000	5.00%, 06/15/2057, Call 12/15/2027	534,981
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	799,298
3,300,000	0.00%, 12/15/2030	2,478,179
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	1,965,191
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,028,736
	Sales Tax Securitization Corp.
735,000	5.00%, 01/1/2028	791,455
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,132,227
500,000	4.00%, 01/1/2038, Call 01/1/2030	495,859
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	745,849
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,011,302
	State of Illinois
1,000,000	5.00%, 02/1/2025	1,021,555
1,500,000	5.50%, 07/1/2026	1,500,446
1,000,000	5.00%, 11/1/2026	1,049,413
1,000,000	5.00%, 10/1/2031, Call 10/1/2030	1,114,706
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,856,060
660,000	5.00%, 03/1/2036, Call 03/1/2031	714,277

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	4.25%, 12/1/2037, Call 12/1/2027	$1,004,048
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,504,732
1,000,000	5.50%, 03/1/2042, Call 03/1/2032	1,101,207
500,000	5.00%, 03/1/2046, Call 03/1/2031	520,274
1,000,000	State of Illinois Sales Tax Revenue, 5.00%, 06/15/2030	1,087,247
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,020,056
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,492,482
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	569,212
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	415,066
250,000	0.00%, 01/1/2032	180,854
710,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	654,354
		103,950,840
	INDIANA — 0.9%
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,414,150
	Indiana Finance Authority
1,000,000	3.00%, 11/1/2030	906,977
1,000,000	3.00%, 11/1/2030	906,977
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,025,792
1,000,000	5.00%, 10/1/2053, Call 10/1/2033	1,078,035
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	1,992,833
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[3]	503,304
		9,828,068
	IOWA — 0.3%
	Iowa Finance Authority
1,520,000	4.75%, 08/1/2042, Call 08/10/2023	1,486,370
1,000,000	5.00%, 12/1/2050, Call 12/1/2029	1,015,692
4,655,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	537,177
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	509,953
		3,549,192
	KANSAS — 0.1%
1,000,000	Johnson County Unified School District No. 512 Shawnee Mission, 4.00%, 10/1/2043, Call 10/1/2033	990,325

	KENTUCKY — 0.7%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	201,727
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,104,203

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	KENTUCKY (Continued)
$1,350,000	5.00%, 06/1/2045, Call 06/1/2027	$1,328,447
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	793,416
2,600,000	Kentucky Public Energy Authority, 4.00%, 01/1/2049, Call 10/1/2024[1]	2,600,118
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,036,847
		7,064,758
	LOUISIANA — 1.3%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 08/10/2023	1,165,602
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,577,659
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,233,343
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,026,396
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 12/15/2023	502,726
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,025,784
885,000	6.50%, 07/1/2036, Call 08/10/20233 4	885,834
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,432,609
1,000,000	Louisiana Stadium & Exposition District, 5.25%, 07/1/2053, Call 07/1/2033	1,086,646
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	537,538
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[3]	1,520,230
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[3]	1,293,769
		13,288,136
	MAINE — 0.6%
	Maine Health & Higher Educational Facilities Authority
1,000,000	5.00%, 07/1/2028, Call 07/1/2027	1,061,811
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,697,729
700,000	5.00%, 07/1/2035, Call 07/1/2027	735,858
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	503,840
500,000	4.00%, 07/1/2039, Call 07/1/2031	487,514
1,510,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,650,878
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 08/10/2023[3]	500,974
		6,638,604
	MARYLAND — 1.5%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,645,973
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,402,092

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND (Continued)
$1,330,000	County of Prince George's, 7.00%, 08/1/2048, Call 11/1/2026	$1,402,343
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,610,672
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[3]	1,012,363
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,700,185
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,013,064
1,065,000	5.00%, 05/15/2045, Call 05/15/2027	1,091,522
500,000	5.00%, 07/1/2045, Call 07/1/2025	505,824
1,000,000	4.00%, 07/1/2048, Call 01/1/2028	941,583
340,000	Maryland Stadium Authority, 5.00%, 05/1/2047, Call 05/1/2028	375,863
1,000,000	Washington Suburban Sanitary Commission, County Guarantee, 4.00%, 06/1/2049, Call 06/1/2033	987,796
		15,689,280
	MASSACHUSETTS — 0.6%
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	117,799
1,000,000	Commonwealth of Massachusetts Transportation Fund Revenue, 5.00%, 06/1/2049, Call 06/1/2029	1,069,649
	Massachusetts Development Finance Agency
1,000,000	5.00%, 08/15/2045, Call 08/15/2025	1,016,529
1,000,000	5.00%, 07/1/2047, Call 07/1/2026	1,022,700
1,200,000	5.25%, 07/1/2048, Call 07/1/2033	1,268,089
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[3]	1,053,561
200,000	4.25%, 07/1/2046, Call 07/1/2026[3]	186,502
500,000	Town of Milford, 2.00%, 12/1/2037, Call 12/1/2031	374,167
		6,108,996
	MICHIGAN — 2.3%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	502,512
685,000	Grand Rapids Public Schools, AGM, 5.00%, 05/1/2024	695,071
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,048,021
	Michigan Finance Authority
240,000	5.00%, 06/1/2029, Call 08/10/2023	209,795
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,174,020
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,530,117
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,025,071
1,000,000	5.00%, 07/1/2035, Call 07/1/2025	1,022,371
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,343,415
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,001,556
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,023,708

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$2,000,000	4.00%, 02/15/2044, Call 08/15/2029	$1,921,917
1,000,000	4.00%, 12/1/2049, Call 12/1/2029	944,355
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,464,836
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	948,869
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,126,323
1,250,000	Michigan State Housing Development Authority, 2.13%, 10/1/2036, Call 10/1/2030	967,009
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 08/10/2023	250,022
890,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2046, Call 11/15/2031	872,857
500,000	Summit Academy, 6.38%, 11/1/2035, Call 08/10/2023[5]	200,000
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,578,281
		23,850,126
	MINNESOTA — 0.2%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	249,569
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	68,520
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,693,901
		2,011,990
	MISSOURI — 0.9%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	61,549
780,000	City of Kansas City, 5.00%, 09/1/2027	839,271
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	658,125
685,000	5.00%, 01/1/2032, Call 01/1/2028	749,647
350,000	5.00%, 01/1/2034, Call 01/1/2028	383,671
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	652,493
445,000	5.00%, 10/1/2047, Call 10/1/2027	451,856
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,034,339
350,000	4.00%, 11/15/2049, Call 11/15/2027	331,590
1,000,000	4.00%, 06/1/2053, Call 06/1/2030	927,527
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[3]	1,031,545
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[3]	1,064,493
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,441,649
500,000	St. Charles County School District No. R-IV Wentzville, State Aid Direct
	Deposit, 1.88%, 03/1/2040, Call 03/1/2028	346,559
		9,974,314

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEBRASKA — 0.3%
$1,350,000	Central Plains Energy Project, 4.00%, 12/1/2049, Call 05/1/2025[1]	$1,350,591
1,000,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	1,063,735
500,000	Omaha Public Power District, 5.25%, 02/1/2052, Call 02/1/2032	556,231
		2,970,557
	NEVADA — 1.2%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	245,160
800,000	Clark County School District, AGM, 5.00%, 06/15/2031, Call 06/15/2030	908,627
	County of Clark
500,000	2.10%, 06/1/2031	418,452
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,610,634
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,021,675
	Las Vegas Convention & Visitors Authority
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,042,509
750,000	4.00%, 07/1/2049, Call 07/1/2028	711,689
	Las Vegas Valley Water District
1,000,000	5.00%, 06/1/2033, Call 12/1/2024	1,024,406
2,025,000	5.00%, 06/1/2039, Call 12/1/2024	2,061,553
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,068,563
1,000,000	State of Nevada, 4.00%, 05/1/2033, Call 05/1/2031	1,064,718
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	586,856
		12,764,842
	NEW HAMPSHIRE — 0.4%
474,860	New Hampshire Business Finance Authority, 4.13%, 01/20/2034	463,432
1,000,000	New Hampshire Business Finance Authority, BAM, 5.25%, 06/1/2051, Call 06/1/2033	1,079,189
	New Hampshire Health and Education Facilities Authority Act
1,120,000	5.00%, 07/1/2037, Call 07/1/2027	1,135,162
215,000	5.00%, 08/1/2037, Call 02/1/2028	224,167
1,000,000	New Hampshire Health and Education Facilities Authority Act, BAM, 5.25%, 07/1/2048, Call 07/1/2033	1,105,816
		4,007,766
	NEW JERSEY — 2.8%
	New Jersey Economic Development Authority
170,000	5.13%, 09/15/2023, Call 08/10/2023[3]	170,090
890,000	3.13%, 07/1/2029, Call 07/1/2027	850,034
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	968,954
100,000	5.00%, 07/15/2032, Call 07/15/2027	103,949
500,000	5.00%, 07/1/2033, Call 07/1/2027	527,017

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	$281,660
880,000	5.00%, 06/15/2036, Call 12/15/2026	913,431
1,050,000	5.25%, 06/15/2040, Call 06/15/2025	1,096,379
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	351,817
1,000,000	New Jersey Economic Development Authority, AMBAC, 5.50%, 09/1/2024	1,022,820
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,014,600
1,175,000	New Jersey Health Care Facilities Financing Authority, 5.00%, 07/1/2046, Call 07/1/2025	1,185,628
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[3]	527,119
855,000	4.25%, 12/1/2047, Call 12/1/2026[3]	824,381
3,595,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[3]	3,555,777
	New Jersey Transportation Trust Fund Authority
1,800,000	0.00%, 12/15/2030	1,366,628
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	1,972,473
500,000	5.00%, 06/15/2040, Call 12/15/2030	532,991
500,000	4.00%, 06/15/2042, Call 06/15/2032	483,371
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,106,152
805,000	5.00%, 06/15/2044, Call 06/15/2024	809,496
3,800,000	5.00%, 06/15/2048, Call 12/15/2032	4,066,369
250,000	5.50%, 06/15/2050, Call 12/15/2032	276,471
1,750,000	New Jersey Turnpike Authority, 5.25%, 01/1/2052, Call 01/1/2033	1,962,977
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[3]	1,022,526
350,000	South Jersey Transportation Authority, 5.00%, 11/1/2041, Call 11/1/2032	370,173
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,702,190
		30,065,473
	NEW MEXICO — 0.3%
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	809,892
1,000,000	University of New Mexico, AGM, 5.25%, 06/1/2049, Call 06/1/2033	1,105,978
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	993,461
		2,909,331
	NEW YORK — 5.2%
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 08/10/2023[4]	424,077
1,035,000	City of Long Beach, 5.00%, 09/1/2027	1,082,738
1,000,000	City of New York, 5.25%, 09/1/2042, Call 09/1/2032	1,132,900
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	969,255
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	1,020,086
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	742,450

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
	Metropolitan Transportation Authority
$1,000,000	5.25%, 11/15/2031, Call 11/15/2025	$1,033,487
2,000,000	5.00%, 11/15/2033, Call 05/15/2028	2,125,411
2,000,000	Metropolitan Transportation Authority, AGM, 4.00%, 11/15/2054, Call 05/15/2030	1,928,041
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	659,055
	New York City Municipal Water Finance Authority
1,000,000	5.00%, 06/15/2048, Call 06/15/2030	1,076,594
500,000	5.00%, 06/15/2049, Call 12/15/2029	534,103
1,000,000	5.25%, 06/15/2052, Call 12/15/2032	1,121,206
	New York City Transitional Finance Authority Building Aid Revenue, SAW
1,000,000	4.00%, 07/15/2034, Call 07/15/2031	1,067,298
750,000	3.00%, 07/15/2047, Call 07/15/2030	599,555
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	996,846
1,000,000	4.00%, 05/1/2044, Call 11/1/2030	989,232
2,025,000	New York City Water & Sewer System, 5.00%, 06/15/2048, Call 12/15/2027	2,127,937
500,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	515,716
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,142,766
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,004,404
730,000	3.00%, 02/15/2042, Call 02/15/2030	584,800
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	987,016
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,518,728
1,000,000	3.13%, 09/15/2050, Call 03/15/2030	778,543
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	723,422
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,015,650
500,000	4.00%, 07/1/2048, Call 07/1/2031	474,432
750,000	5.00%, 07/1/2050, Call 07/1/2030	806,497
560,000	New York State Dormitory Authority, NATL, 5.75%, 07/1/2027	587,226
1,000,000	New York State Energy Research & Development Authority, 4.00%, 04/1/2034, Call 07/1/2033	1,008,924
	New York Transportation Development Corp.
1,500,000	4.38%, 10/1/2045, Call 10/1/2030[3]	1,467,537
2,000,000	5.00%, 07/1/2046, Call 07/1/2024[3]	1,978,691
1,750,000	5.25%, 01/1/2050, Call 07/1/2024[3]	1,752,253
1,000,000	New York Transportation Development Corp., AGM, 4.00%, 07/1/2037, Call 07/1/2024[3]	977,520
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	236,911

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$500,000	5.00%, 07/1/2045, Call 07/1/2025	$502,609
1,200,000	Onondaga County Trust for Cultural Resources, 5.00%, 12/1/2043, Call 12/1/2029	1,305,305
	Port Authority of New York & New Jersey
2,000,000	5.00%, 09/1/2032, Call 09/1/2024[3]	2,022,400
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	4,671,381
1,500,000	4.00%, 07/15/2050, Call 07/15/2030[3]	1,425,239
375,000	Suffolk County Water Authority, 3.00%, 06/1/2045, Call 06/1/2030	307,339
	Triborough Bridge & Tunnel Authority
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,540,268
1,000,000	5.50%, 05/15/2052, Call 11/15/2032	1,135,663
1,000,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue, 5.25%, 05/15/2052, Call 11/15/2032	1,108,603
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	920,461
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	751,444
810,000	Western Nassau County Water Authority, 4.00%, 04/1/2051, Call 04/1/2031	795,784
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	260,676
		54,938,479
	NORTH CAROLINA — 0.4%
1,380,000	City of Charlotte Water & Sewer System Revenue, 4.00%, 07/1/2035, Call 07/1/2028	1,427,343
1,000,000	Greater Asheville Regional Airport Authority, AGM, 5.50%, 07/1/2052, Call 07/1/2032[3]	1,085,869
715,000	North Carolina Medical Care Commission, 4.00%, 09/1/2046, Call 09/1/2028	582,748
1,250,000	Town of Cary, 1.75%, 09/1/2037, Call 09/1/2031	903,716
		3,999,676
	NORTH DAKOTA — 0.2%
400,000	County of Burleigh, 4.38%, 04/15/2026	391,539
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	1,573,799
		1,965,338
	OHIO — 1.0%
1,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	937,950
830,000	City of Akron, 5.00%, 12/1/2026	849,237
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	925,230
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	721,339
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,131,353
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	1,957,406

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OHIO (Continued)
$500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	$498,751
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,424,710
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,597,033
		11,043,009
	OKLAHOMA — 0.6%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	965,471
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,039,260
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,034,277
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[3]	1,030,661
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	1,900,323
		5,969,992
	OREGON — 0.4%
1,325,000	County of Clackamas, 3.00%, 06/1/2028, Call 08/10/2023	1,316,153
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	976,007
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,015,202
45,000	5.00%, 10/1/2046, Call 10/1/2026	47,729
720,000	5.00%, 10/1/2046, Call 10/1/2026	725,313
450,000	Port of Portland Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030	449,048
		4,529,452
	PENNSYLVANIA — 3.0%
2,000,000	Allegheny County Airport Authority, AGM, 4.00%, 01/1/2056, Call 01/1/2031[3]	1,839,726
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	305,149
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/31/2023	95,069
250,000	Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 05/1/2042, Call 05/1/2032	252,875
100,000	Chester County Industrial Development Authority, 5.00%, 10/1/2034, Call 10/1/2024	100,511
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[3]	965,583
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	1,956,775
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,067,557
1,000,000	Commonwealth Financing Authority, AGM, 4.00%, 06/1/2039, Call 06/1/2028	984,206
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	384,492

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	$268,906
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	680,708
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,534,400
	Pennsylvania Economic Development Financing Authority
300,000	10.00%, 12/1/2040, Call 06/1/20304 5	271,145
300,000	10.00%, 12/1/2040, Call 06/1/20303 4 5	271,145
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	960,303
1,000,000	4.00%, 05/15/2048, Call 05/15/2033	937,390
1,000,000	Pennsylvania Economic Development Financing Authority, AGM, 5.75%, 12/31/2062, Call 12/31/2032[3]	1,109,457
1,000,000	Pennsylvania Higher Educational Facilities Authority, 5.00%, 08/15/2027	1,075,494
	Pennsylvania Turnpike Commission
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,105,206
1,000,000	5.00%, 12/1/2040, Call 06/1/2033	1,110,704
500,000	5.00%, 12/1/2041, Call 06/1/2026	517,118
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,050,114
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	982,456
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,042,288
500,000	5.25%, 12/1/2052, Call 12/1/2032	546,678
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	834,073
500,000	6.88%, 06/15/2033, Call 08/10/2023	501,067
850,000	4.00%, 11/1/2037, Call 11/1/2029	829,268
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	983,246
1,140,000	Philadelphia Gas Works Co., AGM, 4.00%, 08/1/2045, Call 08/1/2030	1,122,627
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	5,317
995,000	5.00%, 09/1/2038, Call 09/1/2026	1,017,078
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	891,120
2,090,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,252,774
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[3]	281,244
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	525,150
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	500,722
		32,159,141

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PUERTO RICO — 0.8%
	Commonwealth of Puerto Rico
$30,863	5.25%, 07/1/2023	$30,863
18,548	0.00%, 07/1/2024	17,772
61,865	5.38%, 07/1/2025	63,428
61,305	5.63%, 07/1/2027	64,621
1,060,310	5.63%, 07/1/2029	1,137,259
1,558,579	5.75%, 07/1/2031	1,705,599
55,548	4.00%, 07/1/2033, Call 07/1/2031	52,902
71,485	0.00%, 07/1/2033, Call 07/1/2031	43,807
49,930	4.00%, 07/1/2035, Call 07/1/2031	46,537
42,853	4.00%, 07/1/2037, Call 07/1/2031	38,577
263,008	0.00%, 11/1/2043[1]	132,819
60,594	4.00%, 07/1/2046, Call 07/1/2031	51,412
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042[5]	755,000
4,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	3,909,475
		8,050,071
	RHODE ISLAND — 0.3%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,573,304
1,000,000	Rhode Island Health & Educational Building Corp., 6.00%, 09/1/2033, Call 09/1/2023	1,004,031
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	585,097
		3,162,432
	SOUTH CAROLINA — 1.0%
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,034,898
500,000	South Carolina Jobs-Economic Development Authority, 6.00%, 02/1/2035, Call 08/10/20233 4 5	200,000
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[3]	2,092,745
	South Carolina Public Service Authority
1,500,000	5.75%, 12/1/2047, Call 12/1/2032	1,656,478
730,000	5.00%, 12/1/2055, Call 06/1/2025	731,411
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,024,296
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,139,816
		10,879,644
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,247,533

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TENNESSEE — 0.8%
$1,220,000	Chattanooga-Hamilton County Hospital Authority, 5.00%, 10/1/2044, Call 10/1/2024	$1,220,531
	Knox County Health Educational & Housing Facility Board
289,625	5.25%, 05/1/2025, Call 11/1/20244 5	29
35,707	6.00%, 05/1/2034[5]	4
1,000,000	Metropolitan Nashville Airport Authority, 5.25%, 07/1/2047, Call 07/1/2032[3]	1,068,360
	Tennergy Corp.
1,500,000	4.00%, 12/1/2051, Call 06/1/2028[1]	1,480,608
1,000,000	5.50%, 10/1/2053, Call 09/1/2030[1]	1,059,323
	Tennessee Energy Acquisition Corp.
1,000,000	5.63%, 09/1/2026	1,027,964
2,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	2,486,932
		8,343,751
	TEXAS — 6.3%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	76,163
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	327,294
	Central Texas Regional Mobility Authority
1,070,000	0.00%, 01/1/2027	942,287
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,078,906
1,000,000	City of Austin Airport System Revenue, 5.00%, 11/15/2035, Call 11/15/2026[3]	1,033,101
1,400,000	City of Dallas Waterworks & Sewer System Revenue, 4.00%, 10/1/2043, Call 10/1/2033	1,408,097
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,044,629
1,000,000	City of El Paso Water & Sewer Revenue, 5.25%, 03/1/2049, Call 03/1/2033	1,107,148
1,255,000	City of Garland Electric Utility System Revenue, 4.00%, 03/1/2038, Call 03/1/2031	1,258,069
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	236,400
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,028,736
	City of Houston Airport System Revenue
600,000	4.75%, 07/1/2024[3]	600,559
750,000	5.00%, 07/15/2035, Call 07/15/2025[3]	752,567
1,500,000	4.00%, 07/15/2041, Call 07/15/2029[3]	1,364,727
1,100,000	City of Houston Combined Utility System Revenue, 5.00%, 11/15/2029	1,238,976
1,280,000	City of Mesquite Waterworks & Sewer System Revenue, 3.00%, 03/1/2033, Call 03/1/2030	1,223,909
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	805,907
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 08/10/2023	500,187
100,000	4.40%, 12/1/2047, Call 08/10/2023	88,451

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,500,000	4.60%, 12/1/2049, Call 12/1/2024	$1,354,250
1,000,000	Dallas Fort Worth International Airport, 4.00%, 11/1/2036, Call 11/1/2030	1,020,360
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,003,096
260,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	261,247
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,114,066
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,069,153
1,050,000	Hale Center Education Facilities Corp., 5.00%, 03/1/2032	1,109,318
1,300,000	Harlandale Independent School District, PSF, 5.25%, 08/15/2042, Call 08/15/2032	1,470,988
3,000,000	Harris County Cultural Education Facilities Finance Corp., 4.00%, 10/1/2036, Call 10/1/2029	3,049,762
	Harris County Flood Control District
750,000	4.00%, 09/15/2043, Call 09/15/2033	752,443
1,000,000	4.00%, 09/15/2048, Call 09/15/2033	983,239
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,166,278
1,000,000	Lamar Consolidated Independent School District, AGM, 5.50%, 02/15/2058, Call 02/15/2033	1,125,476
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 07/31/20233 4	487,758
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	606,665
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,012,916
2,505,000	5.00%, 07/1/2047, Call 07/1/2025[5]	2,267,025
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	383,200
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,502,052
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,219,986
	North Texas Tollway Authority
500,000	4.13%, 01/1/2039, Call 01/1/2032	504,680
1,000,000	4.25%, 01/1/2049, Call 01/1/2028	991,375
1,000,000	Permanent University Fund - University of Texas System, 4.00%, 07/1/2033, Call 07/1/2024	1,004,858
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,088,142
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 08/10/2023[5]	600,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	303,024
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	1,779,920
	San Antonio Water System
1,000,000	5.00%, 05/15/2043, Call 05/15/2028	1,060,037
1,000,000	5.25%, 05/15/2052, Call 05/15/2032	1,104,519

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	Tarrant County Cultural Education Facilities Finance Corp., 4.20%, 09/1/2025, Call 09/1/2023	$1,001,246
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,404,249
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	569,468
1,060,000	6.25%, 12/15/2026	1,104,726
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	471,541
1,110,000	5.00%, 12/31/2040, Call 12/31/2025[3]	1,113,923
1,000,000	5.00%, 06/30/2058, Call 06/30/2029[3]	999,997
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,085,842
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	499,132
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,522,505
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,025,333
1,000,000	5.00%, 08/1/2041, Call 08/1/2032	1,120,320
	Town of Westlake
175,000	5.50%, 09/1/2025	173,831
200,000	6.13%, 09/1/2035, Call 09/1/2025	199,895
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,223,820
		67,027,774
	UTAH — 0.4%
1,000,000	City of Salt Lake City Airport Revenue, BAM, 4.00%, 07/1/2039, Call 07/1/2031[3]	975,029
750,000	Intermountain Power Agency, 4.00%, 07/1/2036, Call 07/1/2031	776,627
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[3]	1,037,374
	Utah Charter School Finance Authority
800,000	4.50%, 07/15/2027[4]	775,639
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	465,305
		4,029,974
	VIRGIN ISLANDS — 0.1%
1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	989,262

	VIRGINIA — 0.8%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	464,750
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,014,138
1,000,000	Chesapeake Hospital Authority, 4.00%, 07/1/2037, Call 07/1/2029	994,243
1,000,000	County of Fairfax, SAW, 3.00%, 10/1/2026, Call 10/1/2024	994,207
30,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 08/10/20233 4	30,004

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	$1,118,453
	Virginia Small Business Financing Authority
2,225,000	4.00%, 01/1/2038, Call 01/1/2032[3]	2,122,062
500,000	4.00%, 01/1/2040, Call 01/1/2032[3]	466,838
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[3]	1,765,699
		8,970,394
	WASHINGTON — 2.8%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,070,303
1,500,000	County of King Sewer Revenue, 5.00%, 07/1/2047, Call 01/1/2025	1,542,857
1,325,000	Grant County Public Hospital District No. 2, 5.00%, 12/1/2038, Call 12/1/2032	1,368,495
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,293,276
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,256,952
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,608,210
40,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	44,183
	Port of Seattle
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[3]	1,553,811
1,500,000	5.00%, 08/1/2047, Call 08/1/2032[3]	1,574,234
1,360,000	Port of Tacoma, 5.00%, 12/1/2031[3]	1,526,432
	State of Washington
1,695,000	5.00%, 08/1/2036, Call 08/1/2029	1,874,163
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	1,730,533
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,813,319
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,587,618
180,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 07/26/2023	174,415
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	519,889
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	1,851,229
500,000	5.00%, 08/1/2038, Call 08/1/2029	523,514
1,000,000	5.00%, 10/1/2041, Call 10/1/2024	1,000,825
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	939,914
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	1,045,887
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,042,980
		29,943,039

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WEST VIRGINIA — 0.2%
$1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	$1,021,622
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,075,735
		2,097,357
	WISCONSIN — 1.3%
1,000,000	Milwaukee Metropolitan Sewerage District, 4.00%, 10/1/2043, Call 10/1/2031	982,199
	Public Finance Authority
665,000	4.00%, 07/1/2027, Call 07/1/2024	656,026
500,000	5.75%, 02/1/2035, Call 02/1/2025	500,569
535,000	5.00%, 07/1/2037, Call 07/1/2024	536,508
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	899,295
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	453,891
500,000	5.00%, 02/1/2042, Call 02/1/2032	509,851
1,000,000	5.00%, 07/1/2042, Call 08/10/2023[3]	1,000,006
165,000	6.00%, 07/15/2042, Call 07/31/2023	165,069
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	453,133
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,005,490
345,000	6.38%, 01/1/2048, Call 01/1/2028[4]	212,175
500,000	6.25%, 06/15/2048, Call 06/15/2033[4]	500,710
194,116	3.75%, 07/1/2051, Call 03/15/20281 4 5	111,739
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	171
7,085	0.00%, 01/1/20474 5	157
7,034	0.00%, 01/1/20484 5	148
6,984	0.00%, 01/1/20494 5	139
6,882	0.00%, 01/1/20504 5	128
7,540	0.00%, 01/1/20514 5	133
7,490	0.00%, 01/1/20524 5	123
7,388	0.00%, 01/1/20534 5	115
7,338	0.00%, 01/1/20544 5	108
7,237	0.00%, 01/1/20554 5	101
7,135	0.00%, 01/1/20564 5	95
7,085	0.00%, 01/1/20574 5	89
6,984	0.00%, 01/1/20584 5	83
6,933	0.00%, 01/1/20594 5	79
6,882	0.00%, 01/1/20604 5	73
6,781	0.00%, 01/1/20614 5	68
6,730	0.00%, 01/1/20624 5	64
6,629	0.00%, 01/1/20634 5	60
6,579	0.00%, 01/1/20644 5	57

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$6,528	0.00%, 01/1/20654 5	$53
6,427	0.00%, 01/1/20664 5	49
83,706	0.00%, 01/1/20674 5	573
500,000	Public Finance Authority, BAM, 5.38%, 07/1/2047, Call 07/1/2032	550,132
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	1,036,243
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,086,749
500,000	Wisconsin Center District, AGM MORAL OBLIG, 0.00%, 12/15/2045, Call 12/15/2030	172,744
1,000,000	Wisconsin Health & Educational Facilities Authority, 4.00%, 12/1/2046, Call 12/1/2031	955,131
		13,790,326
	TOTAL MUNICIPAL BONDS
	(Cost $798,160,388)	780,825,913

Number of Shares
	COMMON STOCKS — 0.3%
32,339	Energy Harbor Corp.*	2,498,188
784	Talen Energy Corp.*	39,317
	TOTAL COMMON STOCKS
	(Cost $999,495)	2,537,505

	EXCHANGE-TRADED FUND — 5.0%
497,969	iShares National Muni Bond ETF	53,148,232
	TOTAL EXCHANGE-TRADED FUND
	(Cost $53,621,588)	53,148,232

	CLOSED-END MUTUAL FUNDS — 0.5%
18,027	BlackRock Long-Term Municipal Advantage Trust	174,321
41,753	BlackRock MuniVest Fund, Inc.	280,998
29,817	BlackRock MuniYield Quality Fund, Inc.	344,983
55,299	BNY Mellon Municipal Income, Inc.	347,831
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	726,357
20,359	BNY Mellon Strategic Municipals, Inc.	126,633
11,444	DTF Tax-Free Income 2028 Term Fund, Inc.	123,252
66,923	DWS Municipal Income Trust	576,207
17,462	Invesco Advantage Municipal Income Trust II	146,855
17,008	Invesco Municipal Opportunity Trust	160,896
21,119	Invesco Municipal Trust	199,152
10,819	Invesco Trust for Investment Grade Municipals	105,053
6,391	Neuberger Berman Municipal Fund, Inc.	65,699

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
37,184	Pioneer Municipal High Income Advantage Fund, Inc.	$293,754
111,999	Pioneer Municipal High Income Fund, Inc.	955,351
78,923	Western Asset Managed Municipals Fund, Inc.	783,705
6,466	Western Asset Municipal Partners Fund, Inc.	75,663
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $7,760,733)	5,486,710

	PRIVATE FUNDS[6] — 10.8%
	MacKay Municipal Credit Opportunities Fund, LP* [7]	26,239,090
	MacKay Municipal Opportunities Fund, LP* [8]	87,917,418
	TOTAL PRIVATE FUNDS
	(Cost $94,657,836)	114,156,508

	SHORT-TERM INVESTMENT — 9.2%
97,184,266	JPMorgan Prime Money Market Fund - Institutional Shares, 5.13%[9]	97,203,703
	TOTAL SHORT-TERM INVESTMENT
	(Cost $97,209,327)	97,203,703

	TOTAL INVESTMENTS — 99.6%
	(Cost $1,052,409,367)	1,053,358,571

	Other assets less liabilities — 0.4%	4,593,446
	TOTAL NET ASSETS — 100.0%	$1,057,952,017

*	Non-income producing security.
[1]	Term rate bond subject to mandatory purchase at the end of the initial term, which then may be converted into another term or interest rate. The rate is the coupon as of the end of the reporting period.
[2]	Floating rate security.
[3]	Security may be exempt from Alternative Minimum Tax.
[4]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
[5]	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
[6]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted to resale.
[7]	The investment was acquired on 3/1/2016. The cost is $19,752,111.
[8]	The investment was acquired on 3/1/2016. The cost is $74,905,725.
[9]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Corporation
BAM — Build America Mutual Assurance Company
ETF — Exchange-Traded Fund
LP — Limited Partnership
NATL — National Public Finance Guarantee Corporation
NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance
OBLG — Obligation
PSF — Permanent School Fund Guaranteed
SAW — State Aid Withholding
SIFMA — Securities Industry and Financial Markets Association

Schedule of Open Futures Contracts

At June 30, 2023, the Aspiriant Risk-Managed Municipal Bond Fund had interest rate futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Notional Value at Time of Purchase	Notional Value as of June 30, 2023	Unrealized Appreciation (Depreciation)
Short Futures Contracts:
September 2023	15	Ultra 10-Year U.S. Treasury Note Futures	$(1,788,012)	$(1,776,562)	$11,450
September 2023	10	U.S. Treasury Bond Futures	(1,262,085)	(1,269,062)	(6,977)
			$(3,050,097)	$(3,045,624)	$4,473

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUNDS — 21.3%
	ALTERNATIVE DIVERSIFIERS — 21.3%
4,127,687	GMO Equity Dislocation Investment Fund - Class A* 1 2	$85,773,328
1,533,331	Managed Fund/Bridgewater Fund Limited2 3	129,609,093
711,168	Lazard Rathmore Alternative Fund - Class E1	71,005,535
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUNDS
	(Cost $300,884,789)	286,387,956

	OPEN-END MUTUAL FUNDS — 48.8%
	ALTERNATIVE DIVERSIFIERS — 11.1%
7,361,993	BlackRock Event Driven Equity Fund - Institutional Shares	71,264,095
7,573,485	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	77,173,809
		148,437,904
	CORE/ALTERNATIVE DIVERSIFIERS — 37.7%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV2 4	372,352,838
7,418,651	JPMorgan Global Allocation Fund - Class R6	134,574,333
		506,927,171
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $664,113,935)	655,365,075

	EXCHANGE-TRADED FUND — 4.9%
	REAL ASSET — 4.9%
1,810,889	iShares Gold Trust*	65,898,251
	TOTAL EXCHANGE-TRADED FUND
	(Cost $58,781,682)	65,898,251

	PRIVATE FUNDS[5] — 14.0%
	ALTERNATIVE DIVERSIFIERS — 9.2%
	Elliott Associates, LP* [6]	44,187,891
19,495	Millennium International, Ltd. - Class GG*[7]	34,988,304
30,542	Millennium International, Ltd. - Sub-Class GG-C* [8]	43,661,155
		122,837,350
	CORE DIVERSIFIERS — 4.8%
	All Weather Portfolio Limited* [9]	64,980,571
		64,980,571
	TOTAL PRIVATE FUNDS
	(Cost $153,913,976)	187,817,921

	SHORT-TERM INVESTMENT — 10.0%
133,875,468	JPMorgan Prime Money Market Fund - Institutional Shares, 5.13%[10]	133,902,243
	TOTAL SHORT-TERM INVESTMENT
	(Cost $133,899,607)	133,902,243

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS — 99.0%
	(Cost $1,311,593,989)	1,329,371,446

	Other assets less liabilities — 1.0%	14,000,649
	TOTAL NET ASSETS — 100.0%	$1,343,372,095

*	Non-income producing security.
[1]	Domiciled in Ireland.
[2]	Affiliated investments for which ownership exceeds 5% of the investment's capital.
[3]	Domiciled in Jersey.
[4]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[5]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[6]	The investment was acquired on 1/2/2020. The cost is $39,630,326.
[7]	The investment was acquired on 1/1/2020. The cost is $21,303,763.
[8]	The investment was acquired on 10/1/2020. The cost is $34,129,587.
[9]	The investment was acquired on 5/1/2018. The cost is $58,850,300.
[10]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership

Ltd. — Limited

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 84.6%
	CORE — 75.3%
3,875,295	DoubleLine Total Return Bond Fund - I Class	$34,141,353
7,389,288	MetWest Total Return Bond Fund - Plan Class[1]	62,808,948
2,978,806	PIMCO Income Fund - Institutional Class	31,009,375
2,003,931	River Canyon Total Return Bond Fund - Institutional Class	19,959,149
1,022,744	Vanguard Total Bond Market Index Fund - Institutional Class	9,767,206
		157,686,031
	OPPORTUNISTIC — 9.3%
960,646	GMO Emerging Country Debt Fund, Class VI	17,551,004
380,725	Vanguard High-Yield Corporate Fund - Admiral Shares	1,987,383
		19,538,387
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $205,517,340)	177,224,418

	PRIVATE FUND[2] — 4.7%
	OPPORTUNISTIC — 4.7%
	AG Direct Lending Fund IV Annex, LP3	9,946,436
	TOTAL PRIVATE FUND
	(Cost $8,873,037)	9,946,436

	SHORT-TERM INVESTMENT — 10.5%
21,886,461	JPMorgan Prime Money Market Fund - Institutional Shares, 5.13%[4]	21,890,838
	TOTAL SHORT-TERM INVESTMENT
	(Cost $21,890,592)	21,890,838

	TOTAL INVESTMENTS — 99.8%
	(Cost $236,280,969)	209,061,692

	Other assets less liabilities — 0.2%	449,599
	TOTAL NET ASSETS — 100.0%	$209,511,291

[1]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[2]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[3]	The investment was acquired on 4/8/2022. The cost is $8,873,037.
[4]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership